12. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
12. SUBSEQUENT EVENTS

As reported in the Company’s Current Report on Form 8-K filed with the SEC on July 20, 2015, on July 14, 2015, and upon approval of the Board of Directors of the Company, the Company entered into a Settlement Agreement with Medical Marijuana, Inc., HempMeds PX, LLC, Kannaway, LLC, General Hemp, LLC, HDDC Holdings, LLC, Rabbit Hole Technologies, Inc., Hemp Deposit and Distribution Corporation and MJNA Holdings, LLC (collectively, the “MJNA Parties”) to settle multiple litigation matters between the Company and certain of the MJNA Parties. In particular, the Settlement Agreement provides for the dismissal with prejudice of all claims and counterclaims alleged in litigation previously reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2015, which includes the matter pending in the Eighth Judicial Court, Clark County, Nevada (Case No. A-1706024-B), and related arbitration proceedings, the matter pending in the United States District Court, Southern District of California related to certain trademark and intellectual property claims (Case No. 14-CV-2160-CAB-BLM), and another matter pending in the United States District Court, Southern District of California related to intellectual property claims (Case No. 15-CV-1179-JAH-JLB).

Pursuant to the Settlement Agreement, the MJNA Parties paid the Company the sum of $150,000 and delivered a promissory note in the principal amount of $600,000, bearing interest at the rate of 6% per annum, payable in six equal monthly installments of $101,757 commencing August 15, 2015. The promissory note is secured by shares of the Company’s common stock held by the MJNA Parties. Also pursuant to the Settlement Agreement, the MJNA Parties assigned and transferred to the Company certain domain names previously owned by the MJNA Parties related to the Company’s products, and the Company assigned and transferred to Medical Marijuana, Inc. all of the Company’s right, title and interest in and to certain trademarks bearing the name Real Scientific Hemp Oil™, RSHO™, Cannabis Beauty™ and Cannabis Beauty Defined™.

As reported in the Current Report on Form 8-K filed by the Company with the SEC on July 20, 2015, on July 16, 2015, the Company entered into a Standstill Agreement with Medical Marijuana, Inc., Hemp Deposit and Distribution Corporation, HDDC Holdings, LLC, Michael Llamas, James J. Mahoney (“Mahoney”), Stuart Titus and Cross & Company (“Cross & Company”) (collectively, the “Standstill Parties”), pursuant to which, among other things, the Standstill Parties agreed to certain standstill, voting and other obligations and commitments with respect to their ownership of an aggregate of 7,575,836 shares of the Company’s common stock (the “Stock”). The Standstill Agreement arises out of the assignment and transfer by Roen Ventures, LLC of the Stock to Mahoney and Cross & Company on July 15, 2015 in satisfaction of certain defaulted debt obligations of Roen Ventures, LLC. Roen Venture, LLC is owned by Mercia Holdings, LLC and Mai Dun Limited, LLC, entities that are wholly-owned and controlled by Bart P. Mackay, one of the Company’s directors.

Under the terms of the Standstill Agreement, the Standstill Parties agreed that, until the earlier of (i) six (6) years and one (1) day after the Company’s 2014 Annual Meeting of Stockholders, or (ii) the time the ownership of the Standstill Parties on an aggregate basis decreases below 5.00% of the outstanding shares of the Company (the “Term”), none of the Standstill Parties nor any of its affiliates and associates (as defined under Rule 12b-2 of the Exchange Act) will, among other things and subject to certain exceptions: (a) participate in any solicitation of proxies with respect to the voting of the Company’s securities; (b) form or join a voting “group” within the meaning of Section 13(d)(3) of the Securities Exchange Act of 1933, as amended; (c) seek the removal of any member of the Board of Directors of the Company; and/or (d) propose a director or slate of directors in opposition to a nominee or slate of nominees proposed by management or the Board of Directors of the Company. In addition, during the Term, each of the Standstill Parties agreed to vote all shares of the Stock owned by them (i) in favor of the nominees for election or reelection as a director of the Company selected by the Board of Directors and otherwise support such director candidates, and (ii) in accordance with the recommendation of the Company’s Board of Directors with respect to any other proposal submitted by any stockholder of the Company. Notwithstanding the foregoing, the Standstill Parties reserve the right to vote the Stock either for or against any recommendation of the Board of Directors relating to (A) the sale or other conveyance of all or substantially all of the Company’s assets, (B) the acquisition of the Company, (C) any “go-private” transaction or similar arrangement that would cause the de-listing of the Company’s stock, and (D) matters relating to the bankruptcy or insolvency of the Company.

On February 23, 2015, we signed an amended lease for our laboratory facility in San Diego, California. Pursuant to the term of the lease, we will lease an additional 704 square feet of laboratory space for an additional $1,478 per month. The term of the lease commenced on March 1, 2015 with a term of 22 months through December 31, 2016.

On January 28, 2015, we commenced an offering whereby the Company intends to sell up to 12 million shares of its restricted common stock in a private placement to accredited investors at a price per share of $2.00 (Note 9).